Inventories - Net - Additional Information (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Inventory [Line Items]
Write-down of inventories	$ 16,828	102,986	272,125